Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	42-0644327
Plan number	004
Current Value	$ 166,391
Participant Loans	189
Total assets held for investment purposes	$ 166,580
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rate	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,639
Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	87,165
Pooled Separate Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,661
United Fire Group, Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,402
Principal Life Insurance Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,832
Schwab Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,692
Investment, Identifier [Axis]: Common Collective Trusts | GREAT GRAY TRUST COMPANY | International Equity R1 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,839
Investment, Identifier [Axis]: Common Collective Trusts | GREAT GRAY TRUST COMPANY | Large Cap Growth Fund II R1 Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,346
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime HB 2040 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,461
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hy 2050 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,860
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hy 2060 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,163
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hy Inc CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	749
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hyb 2020 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,604
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hyb 2030 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,818
Investment, Identifier [Axis]: Common Collective Trusts | Principal Global Investors Trust Co | Prin LifeTime Hyb 2070 CIT X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	325
Investment, Identifier [Axis]: Mutual Funds | Cohen & Steers | Cohen & Steers Re Est Sec Z Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,606
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Adv Eq Growth Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,995
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Adv Fc Emerg Mrkts Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,554
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Adv Total Bond Z Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,008
Investment, Identifier [Axis]: Mutual Funds | JP Morgan Funds | JP Morgan Mid Cap Growth R6 Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,039
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | MFS Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,533
Investment, Identifier [Axis]: Mutual Funds | Metropolitan Life Insurance Co | Metropolitan Wt Tl Rtn Bd Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,633
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Funds | T.R Price Mid-Cap Val I Fd
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,271
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin High Yield Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,275
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin Intl Equity Index SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,161
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin LgCp S& P 500 Index SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,318
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin MidCap S&P 400 Idx SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,467
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin SmCap Growth I Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,149
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin SmCap S&P 600 Index SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,559
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Prin SmCap Value II Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,732